Income Tax - Summary of Reconciliation of Expected Income Tax Benefit to Actual Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Abstract]
Profit / (loss) before tax	€ 12,954.1	€ 15,046.4	€ (145.8)
Expected tax credit / (benefit)	3,529.7	4,622.5	(44.9)
Effects
Deviation due to local tax basis	8.9	9.1	0.6
Deviation due to deviating income tax rate (Germany and foreign countries)	7.3	9.4	1.3
Change in valuation allowance	30.6	3.0	(26.2)
Effects from tax losses	23.2	19.5	(90.4)
Change in deferred taxes due to tax rate change	(2.3)	(7.5)	0.0
Non-deductible expenses	2.5	90.5	0.8
Non-tax effective income	(87.9)	(0.3)	0.0
Non tax-effective share-based payment expenses	8.7	15.5	9.8
Tax-effective equity transaction costs	0.0	(1.2)	(10.2)
Adjustment prior year taxes	(31.5)	(2.9)	0.3
Non-tax effective bargain purchase	0.0	(0.7)	(2.2)
Other effects	30.5	(3.0)	0.1
Income taxes	€ 3,519.7	€ 4,753.9	€ (161.0)
Effective tax rate	27.20%	31.60%